Defined benefit plan - Narrative (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	25.00%
(Decrease) increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 59
Weighted average duration of defined benefit obligation	15 years
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 370
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible decrease in actuarial assumption	25.00%
(Decrease) increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 283
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	298
Actuarial assumption of expected rates of salary increases
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 59
Actuarial assumption of expected rates of pension increases
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	25.00%
(Decrease) increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 230